SUPPLEMENT DATED MAY 1, 2022 TO

PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

THROUGH ITS

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read the supplement carefully and keep it with your prospectus for future reference.

Asset Allocation Program — Model Update

Effective after the close of business July 22, 2022, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

18891CBNY SUPP 05/01/22

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 22, 2022

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Core	Invesco V.I. Main Street Fund® — Series II shares	5%	9%	15%	20%	24%
	JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	5%	9%	15%	20%	25%
Large Cap Growth	AB Large Cap Growth Portfolio — Class B	1%	1%	2%	2%	3%
	American Century VP International Fund — Class I	1%	1%	2%	3%	3%
	American Century VP Ultra® Fund — Class I	1%	1%	1%	2%	2%
	DWS Capital Growth VIP — Class B Shares	0%	1%	1%	2%	2%
	Fidelity® VIP Contrafund® Portfolio — Service Class 2	0%	1%	1%	2%	2%
	Franklin Templeton VIP Large Cap Growth VIP Fund — Class 2 Shares	0%	1%	1%	1%	2%
	Invesco V.I. American Franchise Fund — Series I shares	0%	1%	1%	1%	2%
	Invesco V.I. Capital Appreciation Fund — Series II shares	0%	1%	1%	1%	2%
Large Cap Value	AB Growth and Income Portfolio — Class B	1%	1%	2%	2%	3%
	American Century VP Disciplined Core Value Fund — Class I	1%	1%	2%	2%	3%
	American Century VP Value Fund — Class I	1%	1%	1%	2%	2%
	DWS CROCI® U.S. VIP — Class B Shares	0%	1%	1%	2%	2%
	Fidelity® VIP Equity-Income Portfolio — Service Class 2	3%	6%	9%	12%	14%
	Franklin Templeton VIP Franklin Mutual Shares VIP Fund — Class 2 Shares	0%	1%	1%	1%	2%
	Franklin Templeton VIP Templeton Foreign VIP Fund — Class 2 Shares	0%	1%	1%	1%	2%
	Franklin Templeton VIP Templeton Growth VIP Fund — Class 2 Shares	1%	1%	2%	3%	3%
Mid Cap Value	JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	0%	1%	1%	1%	2%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	JPMorgan Insurance Trust Core Bond Portfolio — Class 1	24%	18%	12%	6%	0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24%	18%	12%	6%	0%
Treasury Inflation — Protected Securities	American Century VP Inflation Protection Fund — Class II	24%	17%	12%	5%	0%
Domestic High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6%	5%	3%	2%	0%
Bank Loans	Eaton Vance VT Floating-Rate Income Fund	2%	2%	1%	1%	0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 22, 2022

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Main Street Fund® — Series II shares	3.0%	10.0%	14.0%	17.0%	24.0%
	JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	4.0%	10.0%	14.0%	18.0%	24.0%
Large Cap Growth	AB Large Cap Growth Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	American Century VP International Fund — Class I	1.0%	1.0%	2.0%	3.0%	3.0%
	DWS Capital Growth VIP — Class B Shares	1.0%	1.0%	2.0%	3.0%	3.0%
	Fidelity® VIP Contrafund® Portfolio — Service Class 2	1.0%	1.0%	2.0%	3.0%	3.0%
	Franklin Templeton VIP Large Cap Growth VIP Fund — Class 2 Shares	1.0%	1.0%	2.0%	3.0%	3.0%
	Invesco V.I. American Franchise Fund — Series I shares	1.0%	1.0%	2.0%	3.0%	3.0%
	Invesco V.I. Capital Appreciation Fund — Series II shares	1.0%	1.0%	2.0%	3.0%	3.0%
	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	1.0%	3.0%	3.0%	4.0%	6.0%
Large Cap Value	AB Growth and Income Portfolio — Class B	1.0%	1.0%	2.0%	3.0%	3.0%
	American Century VP Disciplined Core Value Fund — Class I	1.0%	3.0%	4.0%	5.0%	7.0%
	American Century VP Value Fund — Class I	1.0%	2.0%	3.0%	4.0%	5.0%
	Fidelity® VIP Equity-Income Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
	Franklin Templeton VIP Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	1.0%	2.0%	3.0%	3.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Core	JPMorgan Insurance Trust Core Bond Portfolio — Class 1	24.0%	17.0%	12.0%	5.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24.0%	18.0%	12.0%	6.0%	0.0%
Inflation Adjusted	American Century VP Inflation Protection Fund — Class II	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%